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                                   SUPPLEMENT

                            DATED FEBRUARY 28, 1996

                TO PRELIMINARY PROSPECTUS DATED NOVEMBER 3, 1995

                    FLEXIBLE PREMIUM ADJUSTABLE COMBINATION
                    FIXED AND VARIABLE LIFE INSURANCE POLICY



THE FOLLOWING TABLE REPLACES THE TABLE OF RATINGS THAT APPEARS ON PAGE 23 OF THE PRELIMINARY PROSPECTUS. PLEASE RETAIN THIS INFORMATION FOR FUTURE REFERENCE.


               A.M. BEST                                  A+ (SUPERIOR)

               DUFF & PHELP'S                             AAA

               STANDARD & POOR'S                          AA